EQUITY - Non-wholly Owned Subsidiaries that Have Material Non-controlling Interests (Details) $ in Millions		12 Months Ended
	Jun. 03, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2051	Dec. 19, 2025 USD ($)	Dec. 17, 2024 USD ($)	Dec. 21, 2023 USD ($)
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		$ 91	$ 41	$ 103
Non-controlling interests		2,070	2,063
Current assets		30,605	29,382
Non-current assets		67,098	60,003
Total assets		97,703	89,385
Current liabilities		22,520	21,825
Non-current liabilities		18,647	16,274
Income (loss) from continuing operations		3,243	1,380	1,022
Total comprehensive (loss) income		6,135	(3,100)	2,296
Net cash provided by / (used in) operating activities		4,808	4,852	7,645
Net cash provided by / (used in) investing activities		(4,551)	(4,987)	(5,848)
Net cash provided by / (used in) financing activities		(1,766)	(680)	(3,666)
Impact of currency movements on cash		504	(471)	255
Cash and cash equivalents:
At the beginning of the year		6,400	7,686	9,300
At the end of the year		5,392	6,400	7,686
Dividend to non-controlling interests		(121)	(187)	(162)
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		91	41	103
Non-controlling interests		$ 2,070	$ 2,063
AMSA
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		30.78%	30.78%
Net income attributable to non-controlling interests		$ (42)	$ (98)	(67)
Non-controlling interests		(24)	19
Current assets		698	858
Non-current assets		517	426
Total assets		1,215	1,284
Current liabilities		758	812
Non-current liabilities		533	410
Total net assets		(76)	62
Revenue		1,812	2,104	2,256
Income (loss) from continuing operations		(136)	(317)	(217)
Total comprehensive (loss) income		(136)	(317)	(216)
Net cash provided by / (used in) operating activities		(17)	19	52
Net cash provided by / (used in) investing activities		(43)	(64)	(93)
Net cash provided by / (used in) financing activities		21	35	27
Impact of currency movements on cash		10	(1)	(9)
Cash and cash equivalents:
At the beginning of the year		123	134	157
At the end of the year		94	123	134
Dividend to non-controlling interests		$ 0	$ 0	0
Sonasid
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		67.57%	67.57%
Net income attributable to non-controlling interests		$ 16	$ 8	3
Non-controlling interests		$ 134	111
Proportion of ownership interest in subsidiary (in percent)		32.43%
Current assets		$ 362	337
Non-current assets		146	117
Total assets		508	454
Current liabilities		297	273
Non-current liabilities		23	20
Total net assets		188	161
Revenue		655	530	471
Income (loss) from continuing operations		26	12	4
Total comprehensive (loss) income		28	9	13
Net cash provided by / (used in) operating activities		22	20	16
Net cash provided by / (used in) investing activities		(29)	(16)	(20)
Net cash provided by / (used in) financing activities		(17)	(9)	(13)
Impact of currency movements on cash		7	(2)	5
Cash and cash equivalents:
At the beginning of the year		70	77	89
At the end of the year		53	70	77
Dividend to non-controlling interests		$ (10)	$ (7)	(4)
Sonasid | Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	64.86%	64.86%
AMKR
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		4.87%	4.87%
Net income attributable to non-controlling interests		$ (10)	$ (11)	(15)
Non-controlling interests		26	41
Current assets		556	576
Non-current assets		1,219	1,157
Total assets		1,775	1,733
Current liabilities		1,092	872
Non-current liabilities		232	176
Total net assets		451	685
Revenue		1,695	1,606	1,144
Income (loss) from continuing operations		(214)	(221)	(328)
Total comprehensive (loss) income		(232)	(209)	(336)
Net cash provided by / (used in) operating activities		167	150	49
Net cash provided by / (used in) investing activities		(137)	(102)	(112)
Net cash provided by / (used in) financing activities		(31)	(49)	52
Impact of currency movements on cash		(1)	(1)	(1)
Cash and cash equivalents:
At the beginning of the year		12	14	26
At the end of the year		10	12	14
Dividend to non-controlling interests		$ 0	$ 0	0
Belgo Bekaert Arames ("BBA")
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		45.00%	45.00%
Net income attributable to non-controlling interests		$ 47	$ 56	55
Non-controlling interests		200	186
Current assets		267	246
Non-current assets		207	183
Total assets		474	429
Current liabilities		103	87
Non-current liabilities		14	14
Total net assets		357	328
Revenue		753	818	915
Income (loss) from continuing operations		108	122	128
Total comprehensive (loss) income		110	118	127
Net cash provided by / (used in) operating activities		146	126	209
Net cash provided by / (used in) investing activities		(17)	(7)	(66)
Net cash provided by / (used in) financing activities		(125)	(117)	(148)
Impact of currency movements on cash		(1)	(4)	1
Cash and cash equivalents:
At the beginning of the year		12	14	18
At the end of the year		15	12	14
Dividend to non-controlling interests		$ (52)	$ (49)	(62)
Hera Ermac
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		0.00%	0.00%
Net income attributable to non-controlling interests		$ 0	$ 0	0
Non-controlling interests		555	532
Current assets		232	199
Non-current assets		990	990
Total assets		1,222	1,189
Current liabilities		60	55
Non-current liabilities		137	175
Total net assets		1,025	959
Revenue		0	0	0
Income (loss) from continuing operations		43	62	(51)
Total comprehensive (loss) income		43	62	(51)
Net cash provided by / (used in) operating activities		34	37	33
Net cash provided by / (used in) investing activities		(34)	(36)	509
Net cash provided by / (used in) financing activities		0	(1)	(535)
Impact of currency movements on cash		0	0	0
Cash and cash equivalents:
At the beginning of the year		7	7	0
At the end of the year		7	7	7
Dividend to non-controlling interests		$ 0	$ 0	0
AMMC
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		15.00%	15.00%
Net income attributable to non-controlling interests		$ 94	$ 109	149
Non-controlling interests		591	543
Current assets		1,687	1,517
Non-current assets		3,365	3,252
Total assets		5,052	4,769
Current liabilities		486	499
Non-current liabilities		497	479
Total net assets		4,069	3,791
Revenue		3,062	2,921	3,216
Income (loss) from continuing operations		620	710	943
Total comprehensive (loss) income		634	720	935
Net cash provided by / (used in) operating activities		881	1,055	997
Net cash provided by / (used in) investing activities		(540)	(81)	(553)
Net cash provided by / (used in) financing activities		(368)	(872)	(538)
Impact of currency movements on cash		0	0	0
Cash and cash equivalents:
At the beginning of the year		214	112	206
At the end of the year		187	214	112
Dividend to non-controlling interests		$ (54)	$ (128)	(79)
Finocas
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		50.00%	50.00%
Net income attributable to non-controlling interests		$ 3	$ 2	1
Non-controlling interests		$ 340	297
Proportion of ownership interest in subsidiary (in percent)		50.00%
Current assets		$ 449	390
Non-current assets		231	205
Total assets		680	595
Current liabilities		2	2
Non-current liabilities		0	0
Total net assets		678	593
Revenue		8	8	0
Income (loss) from continuing operations		6	4	2
Total comprehensive (loss) income		6	4	2
Net cash provided by / (used in) operating activities		7	5	1
Net cash provided by / (used in) investing activities		(7)	(350)	(1)
Net cash provided by / (used in) financing activities		0	344	0
Impact of currency movements on cash		0	1	0
Cash and cash equivalents:
At the beginning of the year		0	0	0
At the end of the year		0	0	0
Dividend to non-controlling interests		$ 0	$ 0	0
Finocas | Forecast
Disclosure of subsidiaries [line items]
Right to acquire equity portion obtained					0.50
Arceo5
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		38.11%	62.86%
Net income attributable to non-controlling interests		$ 2	$ 5	3
Non-controlling interests		65	143
Current assets		139	199
Non-current assets		31	32
Total assets		170	231
Current liabilities		0	0
Non-current liabilities		0	0
Total net assets		170	231
Revenue		0	0	0
Income (loss) from continuing operations		5	8	5
Total comprehensive (loss) income		5	8	5
Net cash provided by / (used in) operating activities		7	6	10
Net cash provided by / (used in) investing activities		23	(1)	(7)
Net cash provided by / (used in) financing activities		(96)	(6)	(3)
Impact of currency movements on cash		13	(6)	2
Cash and cash equivalents:
At the beginning of the year		88	95	93
At the end of the year		35	88	95
Dividend to non-controlling interests		$ (5)	$ (3)	(2)
AML
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		15.00%	15.00%
Net income attributable to non-controlling interests		$ (20)	$ (18)	(11)
Non-controlling interests		(154)	(156)
Fully settled capital increase						$ 150	$ 200	$ 100
Fully settled capital increase on behalf of non-controlling interests						$ 23	$ 30	$ 15
Current assets		358	253
Non-current assets		2,026	1,518
Total assets		2,384	1,771
Current liabilities		1,074	1,143
Non-current liabilities		2,143	1,500
Total net assets		(833)	(872)
Revenue		539	188	248
Income (loss) from continuing operations		(113)	(118)	(85)
Total comprehensive (loss) income		(113)	(118)	(85)
Net cash provided by / (used in) operating activities		117	16	90
Net cash provided by / (used in) investing activities		(551)	(579)	(314)
Net cash provided by / (used in) financing activities		434	560	225
Impact of currency movements on cash		0	0	0
Cash and cash equivalents:
At the beginning of the year		2	5	4
At the end of the year		2	2	5
Dividend to non-controlling interests		$ 0	$ 0	0
ArcelorMittal Texas HBI LLC
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		20.00%	20.00%
Net income attributable to non-controlling interests		$ (12)	$ (17)	(8)
Non-controlling interests		187	199
Current assets		473	404
Non-current assets		584	713
Total assets		1,057	1,117
Current liabilities		96	97
Non-current liabilities		24	24
Total net assets		937	996
Revenue		621	599	732
Income (loss) from continuing operations		(58)	(88)	(40)
Total comprehensive (loss) income		(58)	(85)	(43)
Net cash provided by / (used in) operating activities		94	87	125
Net cash provided by / (used in) investing activities		(157)	(19)	(122)
Net cash provided by / (used in) financing activities		0	0	(6)
Impact of currency movements on cash		0	0	0
Cash and cash equivalents:
At the beginning of the year		69	1	4
At the end of the year		6	69	1
Dividend to non-controlling interests		0	0	(1)
Other
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		13	5	$ (7)
Non-controlling interests		$ 150	$ 148
Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	50.00%	50.00%